ROU Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Rou Assets And Operating Lease Liabilities
Schedule of Operating Lease Liabilities

As of March 31, 2026 and September 30, 2025, the Company subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Macau Square, Macau	1 year and 10 months from January 1, 2023 to October 31, 2024
Office at Macau Square, Macau	2 years from November 1, 2024 to October 31, 2026

	As of
	March 31, 2026	September 30, 2025

ROU assets	$37,050	$69,284

Operating lease liabilities
Current	39,425	67,537
Non-current	-	5,708
	$39,425	$73,245

Weighted average remaining lease terms (in years)	0.58	1.08

Schedule of Remaining Contractual Maturities
During the year ended March 31, 2027	$39,684

Total future lease payments	$39,684
Less: imputed interest	(259)

Present value of lease obligations	$39,425